Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Summary of recognized for assets acquired and liabilities assumed of acquisition
	Preliminary	Final
	August 30 2017	December 31, 2017
Purchase price	$1,740,102	$1,740,102

Cash and cash equivalents	670,244	670,244
Inventory	2,224,907	2,100,668
Accounts receivable	1,384,957	1,384,957
Grants receivable	190,002	190,002
Other current assets	21,819	21,819
Property, plant and equipment	1,728,151	3,633,826
Software licenses	35,513	—
Note receivable	540,032	540,032
Intangible assets	445,585	2,150,000
Total Assets Acquired	7,241,210	10,691,548

Current liabilities	2,452,166	2,225,735
Deferred charges	12,244	12,244
Non-current liabilities	2,401,913	2,401,913
Total Liabilities Assumed	4,866,323	4,639,892

Net Assets Acquired	2,374,887	6,015,656
Goodwill	$(634,785)	$(4,311,554)

Schedule of unaudited pro forma consolidated results
	For the Three Months Ended
	March 31,
	2018	2017
Revenues	$2,870,034	$2,058,781
Net income (loss)	(949,669)	(1,547,958)
Net income (loss) per common share, basic and diluted	$(0.03)	$(0.07)

	December 31,
	2017	2016
Revenues	$7,880,467	$8,496,687
Net income (loss)	(1,837,096)	(504,113)
Net income (loss) per common share, basic and diluted	$(0.07)	$(0.03)